REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Mohr Funds and
Board of Trustees of Collaborative Investment Series Trust Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Mohr Growth ETF, Mindful Conservative ETF, and Adaptive Core
ETF (the "Funds"), each a series of Collaborative Investment Series Trust, as of September 30, 2022, the related statements of operations and changes in net assets, the related notes, and the financial highlights for the period from November 2, 2021 (commencement of operations) through September 30, 2022 (collectively referred to as the "financial statements").
In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2022, the results of their operations, the changes in net assets, and the financial highlights for the period from November 2, 2021 (commencement of operations) through September 30, 2022, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits.
We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds' auditor since 2022.
COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
November 29, 2022